STOCKHOLDERS' EQUITY (DEFICIT) (Common Stock Issued for Interest) (Details) (Chief Operating Officer [Member], USD $)		1 Months Ended
	Jul. 31, 2013	Feb. 28, 2013 2007 Equity Incentive Plan Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued, shares		210,226
Accrued interest		$ 73,579
Loss on conversion of interest		$ 4,204
Conversion price	$ 1.30	$ 0.35
Fair market value of stock, per share		$ 0.37